Corporate information and going concern (Details Narrative) - USD ($)	Nov. 30, 2021	Aug. 31, 2021	Aug. 30, 2021
Corporate Information And Going Concern
Cumulative deficit	$ 114,168,493	$ 112,814,973
Working capital deficiency	$ 2,399,004		$ 937,584